Segment Information - Reconciliation of Benefits and Expenses (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Reporting Information [Line Items]
Total benefits and expenses	$ 2,129	$ 2,015	$ (471)	$ 437	$ 2,555	$ (392)	$ 1,439	$ 2,574	$ 2,981	$ (4,979)	$ 2,129	[1]	$ 2,015	[1]	$ 6,037
Athene reinsurance transaction											0	[1]	0	[1]	2,520
Operating Segments
Segment Reporting Information [Line Items]
Total benefits and expenses											4,746		5,056		4,877
Segment Reconciling Items
Segment Reporting Information [Line Items]
Net gain (loss) on market risk benefits											(3,536)		(3,966)		0
Benefits attributed to guaranteed benefit features											261		137		150
Amortization of DAC related to non-operating revenues and expenses											658		737		(1,252)
SOP 03-1 reserve movements											0		0		164
Athene reinsurance transaction											0		0		2,082
Other items											$ 0		$ 51		$ 16

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.